ZTIFI SA-1

                         SUPPLEMENT DATED AUGUST 8, 2006
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                                DATED MAY 1, 2006

The Statement of Additional Information is supplemented as follows:

I. Effective July 31, 2006 Franklin Templeton Non-U.S. Core Equity Series was terminated as a series of Templeton Institutional Funds, Inc., and is longer available for purchase.

II. The information under the section entitled "Officers and Directors - Independent Board Members," beginning on page 25 relating to Mr. Niemiec, is amended to read as follows:

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

------------------------------- ------------------ ------------------ -------------- --------------------------------
David W. Niemiec (1949)         Director           Since October      19             Director, Emeritus Corporation
500 East Broward Blvd.                             2005                              (assisted living) and OSI
Suite 2100                                                                           Pharmaceuticals, Inc.
Fort Lauderdale, FL 33394-3091                                                       (pharmaceutical products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
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                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.